UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: June 30, 2010"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     July 20, 2010"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

"Form 13F Information Table Value Total:      $101,812"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  4388      93810    SH       SOLE                  0      093810
ACCURAY INC                     COM                 004397105  564       85000    SH       SOLE                  0      085000
APPLE INC                       COM                 037833100  3823      15198    SH       SOLE                  0      015198
ATP OIL & GAS CORP              COM                 00208j108  1944      183530   SH       SOLE                  0      0183530
AVIAT NETWORKS INC              COM                 05366y102  37        10104    SH       SOLE                  0      010104
BERKSHIRE HATHAWAY B NEW        CL B NEW            084670702  4783      60015    SH       SOLE                  0      060015
CISCO SYSTEMS INC               COM                 17275r102  218       10240    SH       SOLE                  0      010240
E M C CORP MASS                 COM                 268648102  4013      219315   SH       SOLE                  0      0219315
EMPIRE DISTRICT ELEC CO         COM                 291641108  3310      176325   SH       SOLE                  0      0176325
ENERPLUS RES FD NEW F TR        UNIT TR G NE        29274d604  3895      180560   SH       SOLE                  0      0180560
FOREST LABORATORIES INC         COM                 345838106  4178      152325   SH       SOLE                  0      0152325
GENERAL DYNAMICS CORP           COM                 369550108  3882      66285    SH       SOLE                  0      066285
GENERAL GROWTH PPTYS            COM                 370021107  2278      171790   SH       SOLE                  0      0171790
GOOGLE INC CLASS A              CL A                38259p508  798       1793     SH       SOLE                  0      01793
HARRIS CORPORATION              COM                 413875105  3187      76520    SH       SOLE                  0      076520
I T T CORP NEW INDIANA          COM                 450911102  3267      72735    SH       SOLE                  0      072735
INTERDIGITAL INC                COM                 45867g101  4118      166790   SH       SOLE                  0      0166790
ISHARES MSCI EMRG MKT FD        MSCI EMERG MKT      464287234  3692      98936    SH       SOLE                  0      098936
ISHARES TR BARCLYS BD INT       BARCLYS INTER CR    464288638  697       6620     SH       SOLE                  0      06620
ISHARES TR BARCLYS TIPS         BARCLYS TIPS BD     464287176  6005      56165    SH       SOLE                  0      056165
L H C GROUP                     COM                 50187a107  2208      79585    SH       SOLE                  0      079585
MKT VCTRS ETF TR GLD MINE       GOLD MINER ETF      57060u100  4791      92201    SH       SOLE                  0      092201
MICROSOFT CORP                  COM                 594918104  4325      187960   SH       SOLE                  0      0187960
NOBLE CORP F                    NAMEN -AKT          h5833n103  3687      119295   SH       SOLE                  0      0119295
PPL CORPORATION                 COM                 69351t106  2393      95895    SH       SOLE                  0      095895
PROSHARES SHORT S&P500          PSHS SHRT S&P500    74347r503  4839      87960    SH       SOLE                  0      087960
SPDR GOLD TR SPDR GOLD          GOLD SHS            78463v107  6436      52893    SH       SOLE                  0      052893
SUPERIOR ENERGY SERVICES        COM                 868157108  4194      224660   SH       SOLE                  0      0224660
TELECOMMUNICATIONS SYS          CL A                87929j103  1534      370569   SH       SOLE                  0      0370569
TEMPLETON GLOBAL INCM FD        COM                 880198106  3768      390830   SH       SOLE                  0      0390830
VODAFONE GROUP NEW ADR          SPONS ADR NEW       92857w209  4029      194925   SH       SOLE                  0      0194925
WISDOMTREE TR CHIN YUAN         CHINESE YUAN ETF    97717w182  532       21350    SH       SOLE                  0      021350

